Distribution Date:	12/17/25	Wells Fargo Commercial Mortgage Trust 2016-C32
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	17		General	(305) 229-6465
Historical Detail	18		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	27
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989YAW3	1.577000%	40,045,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989YAX1	2.696000%	45,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989YAY9	3.294000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989YAZ6	3.560000%	284,738,000.00	104,159,078.78	87,632,726.68	309,005.27	0.00	0.00	87,941,731.95	16,526,352.10	94.52%	30.00%
A-SB	94989YBA0	3.324000%	66,289,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	94989YBJ1	3.424000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	94989YBG7	5.497040%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989YBB8	3.952000%	77,999,000.00	77,999,000.00	0.00	256,876.71	0.00	0.00	256,876.71	77,999,000.00	68.68%	21.88%
B	94989YBE2	4.684141%	64,798,000.00	64,798,000.00	0.00	252,935.81	0.00	0.00	252,935.81	64,798,000.00	47.20%	15.13%
C	94989YBF9	4.684141%	34,800,000.00	34,800,000.00	0.00	135,840.09	0.00	0.00	135,840.09	34,800,000.00	35.67%	11.50%
D	94989YAJ2	3.788000%	38,399,000.00	38,399,000.00	0.00	121,212.84	0.00	0.00	121,212.84	38,399,000.00	22.94%	7.50%
E	94989YAL7	2.955000%	23,999,000.00	23,999,000.00	0.00	59,097.54	0.00	0.00	59,097.54	23,999,000.00	14.99%	5.00%
F	94989YAN3	2.955000%	12,000,000.00	12,000,000.00	0.00	12,728.78	0.00	0.00	12,728.78	12,000,000.00	11.02%	3.75%
G*	94989YAQ6	2.955000%	35,999,761.00	33,239,290.63	0.00	0.00	0.00	0.00	0.00	33,239,290.63	0.00%	0.00%
V	94989YAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989YAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			959,979,763.01	389,393,369.41	87,632,726.68	1,147,697.04	0.00	0.00	88,780,423.72	301,760,642.73

X-A	94989YBC6	0.956289%	749,984,000.00	182,158,078.78	0.00	145,163.13	0.00	0.00	145,163.13	94,525,352.10
X-D	94989YAA1	0.896141%	38,399,000.00	38,399,000.00	0.00	28,675.77	0.00	0.00	28,675.77	38,399,000.00
X-E	94989YAC7	1.729141%	23,999,000.00	23,999,000.00	0.00	34,581.38	0.00	0.00	34,581.38	23,999,000.00
X-F	94989YAE3	1.729141%	12,000,000.00	12,000,000.00	0.00	17,291.41	0.00	0.00	17,291.41	12,000,000.00
X-G	94989YAG8	1.729141%	35,999,761.00	33,239,290.63	0.00	47,896.18	0.00	0.00	47,896.18	33,239,290.63
Notional SubTotal			860,381,761.00	289,795,369.41	0.00	273,607.87	0.00	0.00	273,607.87	202,162,642.73

Deal Distribution Total					87,632,726.68	1,421,304.91	0.00	0.00	89,054,031.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989YAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989YAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989YAZ6	365.80673735	307.76618042	1.08522666	0.00000000	0.00000000	0.00000000	0.00000000	308.85140708	58.04055693
A-SB	94989YBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	94989YBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	94989YBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989YBB8	1,000.00000000	0.00000000	3.29333338	0.00000000	0.00000000	0.00000000	0.00000000	3.29333338	1,000.00000000
B	94989YBE2	1,000.00000000	0.00000000	3.90345088	0.00000000	0.00000000	0.00000000	0.00000000	3.90345088	1,000.00000000
C	94989YBF9	1,000.00000000	0.00000000	3.90345086	0.00000000	0.00000000	0.00000000	0.00000000	3.90345086	1,000.00000000
D	94989YAJ2	1,000.00000000	0.00000000	3.15666658	0.00000000	0.00000000	0.00000000	0.00000000	3.15666658	1,000.00000000
E	94989YAL7	1,000.00000000	0.00000000	2.46250010	0.00000000	0.00000000	0.00000000	0.00000000	2.46250010	1,000.00000000
F	94989YAN3	1,000.00000000	0.00000000	1.06073167	1.40176833	3.05124583	0.00000000	0.00000000	1.06073167	1,000.00000000
G	94989YAQ6	923.31975843	0.00000000	0.00000000	2.27367482	27.20298782	0.00000000	0.00000000	0.00000000	923.31975843
V	94989YAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989YAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989YBC6	242.88261987	0.00000000	0.19355497	0.00000000	0.00000000	0.00000000	0.00000000	0.19355497	126.03649158
X-D	94989YAA1	1,000.00000000	0.00000000	0.74678429	0.00000000	0.00000000	0.00000000	0.00000000	0.74678429	1,000.00000000
X-E	94989YAC7	1,000.00000000	0.00000000	1.44095087	0.00000000	0.00000000	0.00000000	0.00000000	1.44095087	1,000.00000000
X-F	94989YAE3	1,000.00000000	0.00000000	1.44095083	0.00000000	0.00000000	0.00000000	0.00000000	1.44095083	1,000.00000000
X-G	94989YAG8	923.31975843	0.00000000	1.33045828	0.00000000	0.00000000	0.00000000	0.00000000	1.33045828	923.31975843

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/25 - 11/30/25	30	0.00	309,005.27	0.00	309,005.27	0.00	0.00	0.00	309,005.27	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	11/01/25 - 11/30/25	30	0.00	145,163.13	0.00	145,163.13	0.00	0.00	0.00	145,163.13	0.00
X-D	11/01/25 - 11/30/25	30	0.00	28,675.77	0.00	28,675.77	0.00	0.00	0.00	28,675.77	0.00
X-E	11/01/25 - 11/30/25	30	0.00	34,581.38	0.00	34,581.38	0.00	0.00	0.00	34,581.38	0.00
X-F	11/01/25 - 11/30/25	30	0.00	17,291.41	0.00	17,291.41	0.00	0.00	0.00	17,291.41	0.00
X-G	11/01/25 - 11/30/25	30	0.00	47,896.18	0.00	47,896.18	0.00	0.00	0.00	47,896.18	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	11/01/25 - 11/30/25	30	0.00	256,876.71	0.00	256,876.71	0.00	0.00	0.00	256,876.71	0.00
B	11/01/25 - 11/30/25	30	0.00	252,935.81	0.00	252,935.81	0.00	0.00	0.00	252,935.81	0.00
C	11/01/25 - 11/30/25	30	0.00	135,840.09	0.00	135,840.09	0.00	0.00	0.00	135,840.09	0.00
D	11/01/25 - 11/30/25	30	0.00	121,212.84	0.00	121,212.84	0.00	0.00	0.00	121,212.84	0.00
E	11/01/25 - 11/30/25	30	0.00	59,097.54	0.00	59,097.54	0.00	0.00	0.00	59,097.54	0.00
F	11/01/25 - 11/30/25	30	19,745.11	29,550.00	0.00	29,550.00	16,821.22	0.00	0.00	12,728.78	36,614.95
G	11/01/25 - 11/30/25	30	895,244.77	81,851.75	0.00	81,851.75	81,851.75	0.00	0.00	0.00	979,301.06
Totals			914,989.88	1,519,977.88	0.00	1,519,977.88	98,672.97	0.00	0.00	1,421,304.91	1,015,916.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	89,054,031.59
Benchmark: Term SOFR
Current Period	4.077040
Next Period	3.850120
Benchmark Adjustment	0.114480%
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,526,914.74	Master Servicing Fee	3,563.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,834.32
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	162.25
ARD Interest	0.00	Operating Advisor Fee	892.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	274.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,526,914.74	Total Fees	6,936.87

Principal		Expenses/Reimbursements
Scheduled Principal	70,188,003.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	81,466.67
Principal Prepayments	6,404,723.65	Special Servicing Fees (Monthly)	16,750.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	456.30
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	11,040,000.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	87,632,726.68	Total Expenses/Reimbursements	98,672.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,421,304.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	87,632,726.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Prepayment Penalties paid to SWAP Counterparty	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	89,054,031.59
Total Funds Collected	89,159,641.42	Total Funds Distributed	89,159,641.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	389,393,369.41	389,393,369.41	Beginning Certificate Balance	389,393,369.41
(-) Scheduled Principal Collections	70,188,003.03	70,188,003.03	(-) Principal Distributions	87,632,726.68
(-) Unscheduled Principal Collections	17,444,723.65	17,444,723.65	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	301,760,642.73	301,760,642.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	389,515,083.69	389,515,083.69	Ending Certificate Balance	301,760,642.73
Ending Actual Collateral Balance	301,883,007.71	301,883,007.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP	Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	8	74,155,429.76	24.57%	1	4.7150	0.783019
1,000,001 to 2,000,000	2	2,748,965.90	0.91%	1	4.0135	1.245921	1.21 to 1.30	2	19,297,305.57	6.39%	1	5.1586	1.297261
2,000,001 to 3,000,000	2	5,518,894.50	1.83%	1	4.5709	0.780359	1.31 to 1.40	2	9,117,751.87	3.02%	0	4.8341	1.341010
3,000,001 to 4,000,000	2	6,495,343.30	2.15%	1	5.1364	1.483235	1.41 to 1.50	3	12,955,234.87	4.29%	1	5.2564	1.431726
4,000,001 to 5,000,000	4	17,838,967.38	5.91%	0	5.0007	1.172754	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	2	16,562,883.87	5.49%	1	5.2559	1.686970
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	3	21,764,851.05	7.21%	0	5.0510	1.511302	1.81 to 1.90	2	84,544,578.69	28.02%	0	4.6319	1.825660
8,000,001 to 9,000,000	1	8,000,864.93	2.65%	1	5.0000	0.876200	1.91 to 2.00	1	7,004,065.62	2.32%	1	5.0000	1.949000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 3.00	1	45,429,914.40	15.05%	0	4.0700	2.076200
10,000,001 to 15,000,000	2	27,644,321.60	9.16%	1	5.0111	1.769766	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	33,340,041.59	11.05%	1	5.1240	1.020405	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	30,000,000.00	9.94%	1	4.4300	0.687400	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	45,429,914.40	15.05%	0	4.0700	2.076200	Totals	25	301,760,642.73	100.00%	1	4.7345	1.480005
50,000,001 to 80,000,000	1	70,285,000.00	23.29%	0	4.6100	1.822000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	25	301,760,642.73	100.00%	1	4.7345	1.480005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP
							Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP
California	2	53,430,779.33	17.71%	0	4.2093	1.896509
							Lodging	1	7,004,065.62	2.32%	1	5.0000	1.949000
Florida	2	24,640,217.99	8.17%	0	4.9789	0.885469
							Mixed Use	3	11,311,147.09	3.75%	1	4.9587	1.122284
Illinois	1	30,000,000.00	9.94%	1	4.4300	0.687400
							Multi-Family	3	5,609,901.52	1.86%	1	3.9760	0.819618
Indiana	8	13,384,742.91	4.44%	1	5.3000	1.691000
							Office	5	87,583,718.40	29.02%	0	4.3366	1.472609
Iowa	1	4,353,656.87	1.44%	0	4.9700	1.310600
							Other	1	17,359,938.36	5.75%	1	5.1000	0.766900
Kentucky	1	7,004,065.62	2.32%	1	5.0000	1.949000
							Retail	22	140,198,393.66	46.46%	0	4.8373	1.646982
Louisiana	1	15,980,103.23	5.30%	1	5.1500	1.295800
							Totals	39	301,760,642.73	100.00%	1	4.7345	1.480005
Michigan	2	7,422,053.88	2.46%	0	4.9034	1.300830

Nevada	1	14,259,578.69	4.73%	1	4.7400	1.843700

New York	4	8,927,103.86	2.96%	1	4.4308	0.999720

Ohio	1	4,158,289.96	1.38%	1	5.2900	1.413000

Oregon	1	4,562,925.55	1.51%	1	5.0700	0.617600

South Carolina	1	7,480,505.80	2.48%	1	5.4500	1.435400

Texas	9	73,463,140.96	24.34%	0	4.6299	1.815424

Totals	39	301,760,642.73	100.00%	1	4.7345	1.480005

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP	Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	4,293,462.41	1.42%	1	3.9533	0.620201	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	46,746,353.51	15.49%	0	4.0694	2.059129	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	30,000,000.00	9.94%	1	4.4300	0.687400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	96,588,953.32	32.01%	0	4.6402	1.753571	49 months or greater	21	269,067,164.65	89.17%	0	4.6826	1.501994
	4.751% to 5.000%	3	19,358,587.42	6.42%	1	4.9933	1.362041	Totals	25	301,760,642.73	100.00%	1	4.7345	1.480005
	5.001% to 5.250%	6	47,056,269.32	15.59%	1	5.1276	1.054191
	5.251% to 5.750%	3	25,023,538.67	8.29%	1	5.3432	1.568395
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	301,760,642.73	100.00%	1	4.7345	1.480005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP	Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP
	60 months or less	21	269,067,164.65	89.17%	0	4.6826	1.501994	Interest Only	2	100,285,000.00	33.23%	0	4.5562	1.482587
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	301,760,642.73	100.00%	1	4.7345	1.480005	181 months to 240 months	14	90,633,386.04	30.03%	1	5.0785	1.258051
								241 months to 300 months	5	78,148,778.61	25.90%	0	4.3859	1.809813
								301 months to 420 months	0	0.00	0.00%	0	0.0000	0.000000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	25	301,760,642.73	100.00%	1	4.7345	1.480005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	32,693,478.08	10.83%	1	5.1613	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	234,713,507.78	77.78%	0	4.7096	1.609662
	13 to 24 months	1	30,000,000.00	9.94%	1	4.4300	0.687400
	25 months or greater	1	4,353,656.87	1.44%	0	4.9700	1.310600
	Totals	25	301,760,642.73	100.00%	1	4.7345	1.480005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310932349	RT	Various	TX	Actual/360	4.610%	312,423.54	11,040,000.00	0.00	N/A	12/11/25	--	81,325,000.00	70,285,000.00	12/11/25
3	310932160	OF	Redwood City	CA	Actual/360	4.070%	154,376.01	86,353.83	0.00	N/A	12/11/25	--	45,516,268.23	45,429,914.40	12/11/25
5	310931549	IN	Newark	NJ	Actual/360	4.720%	142,386.67	36,200,000.00	0.00	N/A	12/11/25	--	36,200,000.00	0.00	12/11/25
6	310933274	OF	Chicago	IL	Actual/360	4.430%	110,750.00	0.00	0.00	N/A	01/11/26	--	30,000,000.00	30,000,000.00	06/11/25
11	300571480	98	Orlando	FL	Actual/360	5.100%	73,950.03	40,069.42	0.00	N/A	01/06/26	--	17,400,007.78	17,359,938.36	12/06/25
13	416000224	RT	Metairie	LA	Actual/360	5.150%	68,738.54	36,644.52	0.00	N/A	01/01/26	--	16,016,747.75	15,980,103.23	12/01/25
14	416000121	MF	Grand Rapids	MI	Actual/360	4.980%	63,370.46	35,715.54	0.00	N/A	01/01/26	--	15,269,989.43	15,234,273.89	12/01/25
16	305410016	Various Various		IN	Actual/360	5.300%	59,248.86	30,094.11	0.00	N/A	01/01/26	--	13,414,837.02	13,384,742.91	12/01/25
17	310932190	RT	Reno	NV	Actual/360	4.740%	56,421.48	24,340.46	0.00	N/A	01/11/26	--	14,283,919.15	14,259,578.69	12/11/25
19	305410019	MF	Indianapolis	IN	Actual/360	5.250%	61,739.67	22,195.29	0.00	N/A	01/01/26	--	14,111,924.98	14,089,729.69	12/01/25
21	310931266	LO	Ontario	CA	Actual/360	4.860%	41,866.51	10,337,410.81	0.00	N/A	12/11/25	--	10,337,410.81	0.00	12/11/25
22	310929990	SS	Boca Raton	FL	Actual/360	4.820%	39,389.63	9,806,547.72	0.00	N/A	12/11/25	--	9,806,547.72	0.00	12/11/25
26	310931907	OF	Petaluma	CA	Actual/360	5.000%	33,404.21	16,144.43	0.00	N/A	01/11/26	--	8,017,009.36	8,000,864.93	12/11/25
27	416000223	RT	Greenville	SC	Actual/360	5.450%	34,048.85	16,487.85	0.00	N/A	01/01/26	--	7,496,993.65	7,480,505.80	12/01/25
28	600931465	RT	Loxahatchee	FL	Actual/360	4.690%	28,514.41	15,518.73	0.00	N/A	11/11/25	--	7,295,798.36	7,280,279.63	11/11/25
29	416000221	LO	Hebron	KY	Actual/360	5.000%	29,251.85	16,377.99	0.00	N/A	01/01/26	--	7,020,443.61	7,004,065.62	12/01/25
40	600931770	MU	Royal Oak	MI	Actual/360	4.710%	18,744.72	11,630.76	0.00	N/A	12/11/25	--	4,775,725.76	4,764,095.00	11/11/25
41	410932854	MU	Portland	OR	Actual/360	5.070%	19,323.03	10,573.18	0.00	N/A	01/11/26	--	4,573,498.73	4,562,925.55	10/11/25
42	300571467	RT	Missouri City	TX	Actual/360	4.900%	19,961.37	4,888,498.46	0.00	N/A	12/06/25	--	4,888,498.46	0.00	12/06/25
43	310931720	RT	Waterloo	IA	Actual/360	4.970%	18,073.97	10,280.48	0.00	12/11/25	12/11/35	--	4,363,937.35	4,353,656.87	11/11/25
46	416000227	RT	Hilliard	OH	Actual/360	5.290%	18,372.40	9,361.79	0.00	N/A	01/01/26	--	4,167,651.75	4,158,289.96	12/01/25
49	470097540	MF	New York	NY	Actual/360	3.850%	12,104.20	3,772,739.06	0.00	N/A	01/01/26	--	3,772,739.06	0.00	11/01/25
61	300571478	RT	Rochester	NY	Actual/360	5.200%	14,407.29	7,557.15	0.00	N/A	01/06/26	--	3,324,759.49	3,317,202.34	03/06/25
62	470096840	MF	Yonkers	NY	Actual/360	3.970%	9,554.17	2,887,910.16	0.00	N/A	12/01/25	--	2,887,910.16	0.00	11/01/25
69	479066900	RT	San Antonio	TX	Actual/360	5.070%	13,454.47	6,350.08	0.00	N/A	01/01/26	--	3,184,491.04	3,178,140.96	12/01/25
71	470097390	MF	New Rochelle	NY	Actual/360	3.940%	9,418.50	7,644.16	0.00	N/A	01/01/26	--	2,868,579.78	2,860,935.62	12/01/25
73	470097260	MF	Jackson Heights	NY	Actual/360	3.910%	10,048.40	3,083,906.39	0.00	N/A	12/01/25	--	3,083,906.39	0.00	12/01/25
78	305410078	RT	Algonac	MI	Actual/360	5.250%	11,654.89	6,015.63	0.00	N/A	01/01/26	--	2,663,974.51	2,657,958.88	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
81	470097690	MF	Bronx	NY	Actual/360	3.900%	8,599.18	2,645,901.82	0.00	N/A	01/01/26	--	2,645,901.82	0.00	11/01/25
85	305410085	MH	La Porte	TX	Actual/360	5.420%	9,449.81	4,619.69	0.00	N/A	01/01/26	--	2,092,208.51	2,087,588.82	12/01/25
90	470097770	MF	Brooklyn	NY	Actual/360	3.850%	5,083.58	1,584,493.33	0.00	N/A	12/01/25	--	1,584,493.33	0.00	11/01/25
92	305410092	MH	West Burlington	IA	Actual/360	5.920%	6,361.07	7,519.49	0.00	N/A	01/01/26	--	1,289,405.17	1,281,885.68	12/01/25
97	470098040	MF	Great Neck	NY	Actual/360	3.980%	4,763.85	3,808.88	0.00	N/A	01/01/26	--	1,436,335.67	1,432,526.79	12/01/25
101	470096710	MF	Flushing	NY	Actual/360	4.050%	4,454.69	3,470.30	0.00	N/A	01/01/26	--	1,319,909.41	1,316,439.11	12/01/25
110	470097510	MF	Garden City	NY	Actual/360	4.020%	3,204.43	956,545.17	0.00	N/A	12/01/25	--	956,545.17	0.00	11/01/25
Totals							1,526,914.74	87,632,726.68	0.00				389,393,369.41	301,760,642.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,289,300.00	5,693,231.02	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,868,049.60	4,767,606.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,021,726.50	3,014,446.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,340,284.00	0.00	--	--	09/11/25	22,092,656.11	247,115.57	28,979.66	427,696.93	0.00	0.00
11	857,993.70	796,528.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,746,782.30	1,310,466.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,200,302.72	1,492,693.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,804,787.00	1,412,003.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,177,558.98	1,034,441.26	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,450,501.84	1,069,822.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	645,047.61	452,323.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	863,755.49	695,265.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	650,680.73	466,752.00	01/01/25	09/30/25	--	0.00	0.00	43,774.75	43,774.75	0.00	0.00
29	1,195,232.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	567,631.84	280,762.00	01/01/25	06/30/25	--	0.00	0.00	30,126.74	30,126.74	0.00	0.00
41	640,389.70	137,055.08	01/01/25	06/30/25	--	0.00	0.00	29,849.91	59,753.63	0.00	0.00
42	485,663.22	325,897.63	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	351,242.00	01/01/16	09/30/16	--	0.00	0.00	28,336.27	28,336.27	0.00	0.00
46	612,100.85	400,177.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	209,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	216,038.15	171,895.51	01/01/25	06/30/25	11/12/25	0.00	3,454.69	21,930.79	197,551.88	0.00	0.00
62	240,569.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	402,356.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	84,870.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	93,234.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	253,556.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
81	597,677.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	205,503.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	107,886.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
101	140,555.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
110	154,180.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	39,124,131.28	23,872,612.64				22,092,656.11	250,570.26	182,998.11	787,240.20	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	310932349	11,040,000.00	Partial Liquidation (Curtailment)	0.00	0.00
49	470097540	3,762,574.87	Payoff Prior to Maturity	0.00	0.00
81	470097690	2,642,148.78	Payoff Prior to Maturity	0.00	0.00
Totals		17,444,723.65		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	1	4,562,925.55	0	0.00	2	33,317,202.34	0	0.00	1	3,317,202.34	0	0.00	1	11,040,000.00	2	6,404,723.65	4.734499%	4.679631%	1
11/18/25	0	0.00	0	0.00	3	37,898,258.22	0	0.00	1	3,324,759.49	0	0.00	0	0.00	9	33,450,936.08	4.705519%	4.656538%	1
10/20/25	0	0.00	0	0.00	3	37,915,189.50	0	0.00	1	3,331,804.85	0	0.00	0	0.00	6	21,190,942.36	4.714777%	4.671588%	2
09/17/25	0	0.00	2	34,593,871.75	1	3,339,298.99	0	0.00	1	3,339,298.99	0	0.00	0	0.00	5	20,590,646.59	4.709058%	4.662450%	3
08/15/25	2	34,603,669.11	0	0.00	1	3,346,279.53	0	0.00	1	3,346,279.53	0	0.00	0	0.00	1	10,456,943.29	4.722814%	4.678767%	4
07/17/25	0	0.00	0	0.00	1	3,353,228.96	0	0.00	1	3,353,228.96	0	0.00	0	0.00	1	1,285,281.79	4.725777%	4.681805%	5
06/17/25	2	34,412,913.85	0	0.00	1	3,360,630.67	0	0.00	1	3,360,630.67	0	0.00	0	0.00	1	3,420,080.49	4.726280%	4.682788%	6
05/16/25	1	30,000,000.00	0	0.00	1	3,367,516.12	0	0.00	1	3,367,516.12	0	0.00	0	0.00	1	6,183,155.57	4.727964%	4.684544%	7
04/17/25	0	0.00	0	0.00	1	3,374,856.18	0	0.00	1	3,374,856.18	0	0.00	0	0.00	1	8,449,743.41	4.729698%	4.687383%	8
03/17/25	0	0.00	0	0.00	1	3,381,678.22	0	0.00	1	3,381,678.22	0	0.00	0	0.00	1	39,153,018.16	4.728460%	4.686461%	9
02/18/25	1	7,135,698.08	0	0.00	1	3,389,932.27	0	0.00	1	3,389,932.27	0	0.00	0	0.00	0	0.00	4.753309%	4.712661%	10
01/17/25	0	0.00	0	0.00	1	3,396,687.10	0	0.00	2	3,396,687.10	0	0.00	0	0.00	1	2,303,868.28	4.753353%	4.712710%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
6	310933274	06/11/25	5	6	28,979.66	427,696.93	306,640.46		30,000,000.00	08/02/22	13
28	600931465	11/11/25	0	5	43,774.75	43,774.75	0.00		7,295,798.37
40	600931770	11/11/25	0	5	30,126.74	30,126.74	0.00		4,775,725.77
41	410932854	10/11/25	1	1	29,849.91	59,753.63	0.00		4,583,384.65	10/03/25	2
43	310931720	11/11/25	0	A	28,336.27	28,336.27	8,536.10		4,363,937.35	04/16/25	13
61	300571478	03/06/25	8	6	21,930.79	197,551.88	25,162.98		3,381,678.22	08/03/18	7			05/18/23
Totals					182,998.11	787,240.20	340,339.54		54,400,524.36
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		127,759,289	115,714,914	12,044,375		0
0 - 6 Months		169,647,697	131,767,569	34,562,926		3,317,202
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,353,657	4,353,657	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	301,760,643	263,880,515	4,562,926	0	30,000,000	3,317,202
Nov-25	389,393,369	344,199,313	7,295,798	0	34,573,499	3,324,759
Oct-25	548,920,786	511,005,597	0	0	34,583,385	3,331,805
Sep-25	584,205,227	546,272,057	0	34,593,872	0	3,339,299
Aug-25	645,275,524	607,325,576	34,603,669	0	0	3,346,280
Jul-25	675,812,278	672,459,049	0	0	0	3,353,229
Jun-25	692,208,613	654,435,069	34,412,914	0	0	3,360,631
May-25	703,799,097	670,431,581	30,000,000	0	0	3,367,516
Apr-25	712,039,906	708,665,049	0	0	0	3,374,856
Mar-25	721,738,554	718,356,876	0	0	0	3,381,678
Feb-25	762,445,905	751,920,274	7,135,698	0	0	3,389,932
Jan-25	763,750,184	760,353,497	0	0	0	3,396,687
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310933274	30,000,000.00	30,000,000.00	30,100,000.00	07/15/25	3,250,989.00	0.68740	12/31/23	01/11/26	I/O
41	410932854	4,562,925.55	4,583,384.65	8,700,000.00	10/27/15	110,791.08	0.61760	06/30/25	01/11/26	240
43	310931720	4,353,656.87	4,363,937.35	7,280,000.00	09/04/15	334,469.00	1.31060	09/30/16	12/11/35	239
61	300571478	3,317,202.34	3,381,678.22	4,100,000.00	09/12/25	171,895.51	1.30430	06/30/25	01/06/26	240
Totals		42,233,784.76	42,329,000.22	50,180,000.00		3,868,144.59

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	310933274	OF	IL	08/02/22	13
A Receiver has been appointed and is in control of the collateral as of November 2025. The Receiver team is working on stabilizing the Property.

41	410932854	MU	OR	10/03/25	2

Loan recently transferred to special servicing for imminent monetary default. An introductory call was held with the representative of the Borrower. The intent of the Borrower is to cooperate with an orderly transfer of the collateral to the Lend er.

43	310931720	RT	IA	04/16/25	13

The loan transferred to Special Servicing on 4/16/2025 due to Imminent Monetary Default. Borrower communicated its intent to transition title to Lender. Discussions remain ongoing regarding a foreclosure and/or deed in lieu strategy.

61	300571478	RT	NY	08/03/18	7

Deed-In-Lieu May 2023. Pyramid Group is in as property manager . REO team executed a 7-year renewal with Tops Grocer and extended Family Dollar 5 years. Property is on the market for sale. A closed sale is expected by Q1 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300571444	28,170,761.32	4.55000%	28,170,761.32 4.55000%		10	09/04/20	06/06/20	09/11/20
21	310931266	0.00	4.86000%	0.00	4.86000%	10	03/04/22	03/04/22	--
24	300571456	9,244,012.48	4.62000%	9,244,012.48 4.62000%		10	07/29/20	08/06/20	09/11/20
32	479064000	0.00	4.90000%	0.00	4.90000%	8	09/08/23	09/08/23	--
Totals		37,414,773.80		37,414,773.80
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	600929356	02/18/21	18,596,068.01	27,300,000.00	19,637,934.68	717,877.31	19,637,934.68	18,920,057.37	0.00	0.00	0.00	0.00	0.00%
30	300571461	10/20/25	7,025,056.83	12,050,000.00	7,409,438.00	195,760.01	7,409,438.00	7,213,677.99	0.00	0.00	0.00	0.00	0.00%
32	479064000	05/16/25	6,927,499.33	10,650,000.00	6,843,075.62	659,920.05	6,843,075.62	6,183,155.57	744,343.76	0.00	25,000.00	719,343.76	9.34%
45	300571455	01/17/25	4,435,101.02	1,870,000.00	2,497,513.83	185,086.29	2,497,513.83	2,312,427.54	2,122,673.48	0.00	128,398.06	1,994,275.42	38.35%
106	479064900	08/17/21	1,215,052.72	2,645,000.00	0.00	0.00	0.00	0.00	47,094.84	0.00	243.65	46,851.19	3.34%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			38,198,777.91	54,515,000.00	36,387,962.13	1,758,643.66	36,387,962.13	34,629,318.47	2,914,112.08	0.00	153,641.71	2,760,470.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	600929356	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	300571461	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	479064000	06/17/25	0.00	0.00	719,343.76	0.00	0.00	(25,000.00)	0.00	0.00	719,343.76
		05/16/25	0.00	0.00	744,343.76	0.00	0.00	744,343.76	0.00	0.00
45	300571455	07/17/25	0.00	0.00	1,994,275.42	0.00	0.00	(128,398.06)	0.00	0.00	1,994,275.42
		01/17/25	0.00	0.00	2,122,673.48	0.00	0.00	2,122,673.48	0.00	0.00
106	479064900	02/17/23	0.00	0.00	46,851.19	0.00	0.00	(243.65)	0.00	0.00	46,851.19
		08/17/21	0.00	0.00	47,094.84	0.00	0.00	47,094.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,760,470.37	0.00	0.00	2,760,470.37	0.00	0.00	2,760,470.37

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	6,250.00	0.00	0.00	81,466.67	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	456.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,750.00	0.00	456.30	81,466.67	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		98,672.97

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27